Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized (in Shares)	7,500,000,000	7,500,000,000
Ordinary shares, shares issued (in Shares)	2,359,030	1,922,138
Ordinary shares, shares outstanding (in Shares)	2,359,030	1,922,138
Class A Ordinary Shares
Ordinary shares, shares issued (in Shares)	22,259,591
Ordinary shares, shares outstanding (in Shares)	22,259,591
Class B Ordinary Shares
Ordinary shares, shares issued (in Shares)	841,540
Ordinary shares, shares outstanding (in Shares)	841,540